United
                    High Income
                    Fund, Inc.

                    ANNUAL
                    REPORT
                    ----------------------------------------
                    For the fiscal year ended March 31, 1997

FUND MANAGER'S LETTER
-----------------------------------------------------------------
MARCH 31, 1997


Dear Shareholder:

This report relates to the operation of United High Income Fund for the fiscal year ended March 31, 1997. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

The past fiscal year has been characterized by stronger than expected economic growth, especially during the second half of the year. While inflation in the consumer sector has remained subdued, fears of wage inflation resulting from strong employment figures during the last fiscal quarter caused the Federal Reserve to raise short-term interest rates in March. Large inflows of money into high yield bond mutual funds and increased purchases of high yield bonds by institutional investors fueled a record issuance of new high yield bonds. At the peak of the market, during the last quarter of the fiscal year, the spreads between high yield bonds and U.S. Treasury bonds were at all-time lows. More normal spreads returned after the Federal Reserve raised the short-term rates in March.

During the past fiscal year, we lengthened the average maturity and duration of the Fund's portfolio and focused on reducing exposure to holdings in the "BB" rating sector. The Fund's yield and total return improved as we reinvested the proceeds at higher rates in the "B" sector. We maintained a relatively low cash position during most of the fiscal year to permit the Fund to participate in a rally in the high yield sector. During the last quarter, we increased the Fund's cash position to protect against an increasingly volatile market.
The strategies and techniques we applied resulted in the performance of the Fund remaining fairly consistent with the Salomon Brothers High Yield Composite Index and the Lipper High Current Yield Fund Universe Average, as charted on the following page. The Salomon Brothers Index reflects the performance of securities that generally represent the high-yield bond market and the Lipper index reflects the universe of funds with similar investment objectives. We have chosen to use the Salomon Brothers Index beginning with this year's Annual Report, instead of the First Boston High Yield Index that had been presented in prior years. We believe that the Salomon Brothers Index provides a more accurate basis for comparing the Fund's performance to the performance of the types of fixed income securities in which the Fund invests. Both indexes are presented on the following page in this year's Annual Report for comparison purposes.

The Federal Reserve has intimated that it may combat inflationary pressures by again increasing short-term interest rates. Apprehension of such action may lead to volatility in bond prices, prompting market timers to continue taking money out of the market and potentially curbing the number of new high yield issues as costs to issuers increase. We expect the emphasis on credit quality to increase and a trend towards higher rates as the next fiscal year begins. We intend to balance defensive measures (an increased cash position, "BB" sector investments and emphasis on shorter durations) with investments that promise to improve the yield and total return potential when interest rates begin to decline.

Thank you very much for your continued support and confidence in our organization.


Respectfully,
Louise D. Rieke
Manager, United High Income Fund

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                 UNITED HIGH INCOME FUND, INC. CLASS A SHARES,
                       THE FIRST BOSTON HIGH YIELD INDEX,
                  SALOMON BROTHERS HIGH YIELD COMPOSITE INDEX
            AND THE LIPPER HIGH CURRENT YIELD FUND UNIVERSE AVERAGE

                                              Lipper
                United             Salomon      High
                  High    First   Brothers   Current
                Income   Boston       High     Yield
                  Fund     High      Yield      Fund
                 Class    Yield  Composite  Universe
               A Shares   Index      Index   Average
               -----------------------------------------
     03/31/87    9,425   10,000     10,000    10,000
     03/31/88    9,227   10,613     10,496    10,146
     03/31/89   10,048   11,612     11,552    11,018
     03/31/90    8,483   11,162     11,073    10,296
     03/31/91    8,700   12,713     12,623    10,897
     03/31/92   11,460   16,682     16,250    14,025
     03/31/93   13,147   19,244     19,040    16,216
     03/31/94   14,291   21,165     20,607    17,923
     03/31/95   14,779   22,182     21,944    18,217
     03/31/96   16,873   25,406     25,527    20,905
     03/31/97   18,720   28,369     28,361    23,302

===== United High Income Fund Class A Shares* -- $18,720
+++++ First Boston High Yield Index - $28,369
********  Salomon Brothers High Yield Composite Index - $28,361
------------- Lipper High Current Yield Fund Universe Average -- $23,302


*The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund.


         Annual Average Total Return+
                    Class A++  Class Y
         -----------------------------

Year Ended
   3/31/97          4.56%      11.08%
5 Years Ended
   3/31/97          9.01%      N/A
10 Years Ended
   3/31/97          6.47%      N/A

Life of Class Y +++ N/A        9.73%


  + Total return for the Class Y shares may be greater than that of the Class A shares because the Fund's Class Y shares are not subject to a sales load or 12b-1 fees.
 ++ Performance data quoted represents past performance and is based on deduction of a 5.75% sales load on the initial purchase in each of the three periods. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
+++ 1/4/96 (the date on which Fund Class Y shares were first acquired by shareholders) through 3/31/97.

Past performance is not predictive of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY
--------------------------------------------------------------
UNITED HIGH INCOME FUND, INC.

PORTFOLIO STRATEGY:
Invests generally in       OBJECTIVE:   High level of current
High-Risk, High-Yield                   income, by investing
Fixed Income Securities                 primarily in a
                                        diversified portfolio of
Maximum 20% Common Stock                high-yield, high-risk fixed income
                                        securities, with a secondary objective
                                        of capital growth when consistent with
                                        the primary objective.

                            STRATEGY:   Invests generally in debt securities in
                                        lower rating categories as classified by recognized rating agencies; may also invest up to 20% in common stocks. (May purchase securities subject to repurchase agreements. May invest in certain options and futures.)

                             FOUNDED:   1979

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class A Shares


           PER SHARE DATA
For the Fiscal Year Ended March 31, 1997
----------------------------------------
DIVIDENDS PAID                  $0.80
                                =====
NET ASSET VALUE ON
   3/31/97                      $9.25
   3/31/96                       9.09
                                -----
CHANGE PER SHARE                $0.16
                                =====

Past performance is not necessarily indicative of future results.

                              TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With         Without
Period                                      Sales Load*    Sales Load**
------                                      -----------    ------------
1-year period ended 3-31-97                      4.56%         10.94%
5-year period ended 3-31-97                      9.01%         10.31%
10-year period ended 3-31-97                     6.47%          7.10%

Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1997, United High Income Fund, Inc. had net assets totaling $986,386,881 invested in a diversified portfolio of:

 84.70%  Corporate Debt Securities
  8.56%  Cash and Cash Equivalents
  6.48%  Common and Preferred Stocks and Warrants
  0.26%  Foreign Government Bonds

As a shareholder of United High Income Fund, Inc., for every $100 you had invested on March 31, 1997, your Fund owned:

 $30.01  Manufacturing Bonds
  18.33  Transportation, Communication, Electric
           and Sanitary Services Bonds
  18.25  Services Bonds
  11.23  Wholesale and Retail Trade Bonds
   8.56  Cash and Cash Equivalents
   6.48  Common and Preferred Stocks and Warrants
   2.26  Finance, Insurance and Real Estate Bonds
   2.10   Mining Bonds
   1.56  Miscellaneous Investing Institutions Bonds
   0.58  Agriculture, Forestry and Fisheries Bonds
   0.38  Contract Construction Bonds
   0.26  Foreign Government Bonds

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1997

                                            Shares          Value

COMMON AND PREFERRED STOCKS AND WARRANTS
Communication - 1.20%
 Heartland Wireless Communications,
   Inc., Warrants (A)* .................    12,000   $     12,000
 Intermedia Communications of
   Florida, Inc., Preferred (A)* .......    50,000      4,787,500
 Jacor Communications, Inc.*  ..........    50,000      1,390,600
 Microcell Telecommunications
   Inc., Conditional Warrants (A)* .....    58,000         36,250
 Microcell Telecommunications
   Inc., Warrants (A)* .................    58,000        725,000
 Sinclair Capital, Preferred (A)*  .....    35,000      3,430,000
 Young Broadcasting Inc., Class A*  ....    63,000      1,512,000
   Total ...............................               11,893,350

Depository Institutions - 0.37%
 California Federal Preferred Capital
   Corporation, Preferred ..............   150,000      3,637,500

Electric, Gas and Sanitary Services - 0.21%
 Consolidated Hydro, Inc., Preferred (A)*    3,000        190,950
 Consolidated Hydro, Inc., Warrants (A)*     5,400              5
 EUA Power Corporation, Contingent
   Interest Certificates* ..............     9,500             10
 El Paso Electric Company, Preferred*  .    16,727      1,848,333
 IntelCom Group Inc., Warrants (A)*  ...    20,625         87,656
   Total ...............................                2,126,954

General Building Contractors - 0.97%
 Walter Industries, Inc.*  .............   710,990      9,553,573

Health Services - 0.22%
 Beverly Enterprises, Inc.*  ...........   150,000      2,137,500

Holding and Other Investment Offices - 0.16%
 National Health Investors, Inc.  ......    41,630      1,545,514

Hotels and Other Lodging Places - 0.10%
 Fitzgeralds Gaming Corporation,
   Warrants (A)* .......................    17,500        175,000
 Trump Hotels & Casino Resorts, Inc.*  .    87,500        787,500
   Total ...............................                  962,500

Industrial Machinery and Equipment - 0.11%
 Bell & Howell Company*  ...............    50,000      1,043,750

Lumber and Wood Products - 1.83%
 Triangle Pacific Corp.*  ..............   660,844     18,090,605


             See Notes to Schedule of Investments on pages    -   .

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1997

                                            Shares          Value

COMMON AND PREFERRED STOCKS AND
 WARRANTS (Continued)
Printing and Publishing - 1.31%
 K-III Communications Corporation,
   Preferred  ..........................    35,000   $  3,482,500
 Knight-Ridder, Inc.  ..................    95,000      3,788,125
 Tribune Company  ......................    90,000      3,645,000
 World Color Press, Inc.*  .............   100,000      2,037,500
   Total ...............................               12,953,125

TOTAL COMMON AND PREFERRED STOCKS
 AND WARRANTS - 6.48%                                $ 63,944,371
 (Cost: $67,907,430)

                                         Principal
                                         Amount in
                                         Thousands

CORPORATE DEBT SECURITIES
Agricultural Production - Crops - 0.22%
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 ..................   $ 2,000      2,205,000

Agricultural Production - Livestock - 0.36%
 Pilgrim's Pride Corporation,
   10.875%, 8-1-2003 ...................     3,500      3,570,000

Amusement and Recreation Services - 3.09%
 American Skiing Company,
   12.0%, 7-15-2006 ....................     4,500      4,590,000
 California Hotel Finance Corporation,
   11.0%, 12-1-2002 ....................     5,000      5,150,000
 Harrah's Operating Company, Inc.,
   10.875%, 4-15-2002 ..................     2,000      2,105,000
 Premier Parks Inc.,
   12.0%, 8-15-2003 ....................     1,500      1,672,500
 Rio Hotel & Casino, Inc.,
   10.625%, 7-15-2005 ..................     5,000      5,250,000
 Trump Atlantic City Associates,
   11.25%, 5-1-2006 ....................     6,000      5,460,000
 Trump Hotels & Casino Resorts
   Holdings, L.P.,
   15.5%, 6-15-2005 ....................     5,500      6,215,000
   Total ...............................               30,442,500


             See Notes to Schedule of Investments on pages    -   .

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Apparel and Other Textile Products - 1.90%
 Consoltex Group Inc.,
   11.0%, 10-1-2003 ....................   $ 7,000   $  7,140,000
 GFSI, Inc.,
   9.625%, 3-1-2007 (A) ................     1,000      1,007,500
 Pillowtex Corporation,
   10.0%, 11-15-2006 ...................     2,500      2,587,500
 WestPoint Stevens Inc.,
   9.375%, 12-15-2005 ..................     8,000      8,000,000
   Total ...............................               18,735,000

Auto Repair, Services and Parking - 0.30%
 Safelite Glass Corp.,
   9.875%, 12-15-2006 (A) ..............     3,000      3,000,000

Building Materials and Garden Supplies - 0.15%
 Central Tractor Farm & Country, Inc.,
   10.625%, 4-1-2007 ...................     1,500      1,500,000

Business Services - 3.09%
 Adams Outdoor Advertising Limited Partnership,
   10.75%, 3-15-2006  ..................     4,250      4,462,500
 Alvey Systems, Inc.,
   11.375%, 1-31-2003  .................     2,500      2,600,000
 Coinmach Corporation,
   11.75%, 11-15-2005  .................     4,220      4,642,000
 Heritage Media Corporation,
   8.75%, 2-15-2006 ....................     4,500      4,680,000
 Lamar Advertising Company,
   9.625%, 12-1-2006 ...................     3,000      3,022,500
 Scotsman Group, Inc.,
   9.5%, 12-15-2000 ....................     4,500      4,522,500
 Shared Technologies Fairchild
   Communications Corp.,
   0.0%, 3-1-2006 (B) ..................     2,500      2,056,250
 Universal Outdoor, Inc.,
   9.75%, 10-15-2006 ...................     4,500      4,455,000
   Total ...............................               30,440,750

Chemicals and Allied Products - 2.40%
 Dade International Inc.,
   11.125%, 5-1-2006 ...................     2,500      2,837,500
 Freedom Chemical Company,
   10.625%, 10-15-2006 .................     3,750      3,900,000
 Spinnaker Industries, Inc.,
   10.75%, 10-15-2006 ..................     3,500      3,526,250

             See Notes to Schedule of Investments on pages    -   .

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Chemicals and Allied Products (Continued)
 UCC Investors Holding, Inc.:
   10.5%, 5-1-2002 .....................   $ 9,000   $  9,810,000
   0.0%, 5-1-2005 (B) ..................     4,000      3,600,000
   Total ...............................               23,673,750

Communication - 17.08%
 Adelphia Communications Corporation,
   10.25%, 7-15-2000 ...................     2,250      2,182,500
 Allbritton Communications Company,
   9.75%, 11-30-2007 ...................     4,500      4,185,000
 American Radio Systems Corporation,
   9.0%, 2-1-2006 ......................     3,250      3,136,250
 Argyle Television Operations, Inc.,
   9.75%, 11-1-2005 ....................    10,000     10,400,000
 Brooks Fiber Properties, Inc.:
   0.0%, 3-1-2006 (B) ..................     9,000      5,580,000
   0.0%, 11-1-2006 (B) .................     1,000        595,000
 Cablevision Systems Corporation,
   10.75%, 4-1-2004 ....................     3,500      3,596,250
 Centennial Cellular Corp.,
   10.125%, 5-15-2005 ..................     3,000      3,015,000
 Century Communications Corporation,
   11.875%, 10-15-2003 .................     6,500      6,825,000
 COMCAST CELLULAR CORPORATION,
   0.0%, 3-5-2000 ......................     6,300      4,638,375
 Comcast Corporation,
   9.5%, 1-15-2008 .....................     5,250      5,263,125
 Comcast UK Cable Partners Limited,
   0.0%, 11-15-2007 (B) ................     9,000      5,850,000
 Diamond Cable Communications Plc:
   0.0%, 12-15-2005 (B) ................     3,500      2,240,000
   0.0%, 2-15-2007 (A)(B) ..............     6,000      3,240,000
 Esat Holdings Limited, Units,
   0.0%, 2-1-2007 (A)(B)(C) ............     3,000      1,687,500
 Globalstar, L.P., Units,
   11.375%, 2-15-2004 (A)(D) ...........     1,500      1,455,000
 IntelCom Group Inc.,
   0.0%, 9-15-2005 (B)..................     6,250      4,187,500
 Intermedia Communications of Florida, Inc.,
   0.0%, 5-15-2006 (B)..................     6,000      3,810,000
 Jacor Communications, Inc.,
   10.125%, 6-15-2006 ..................     2,000      2,030,000
 Lenfest Communications, Inc.,
   8.375%, 11-1-2005 ...................     2,400      2,184,000

             See Notes to Schedule of Investments on pages    -   .

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 MFS Communications Company, Inc.:
   0.0%, 1-15-2004 (B) .................   $ 6,750   $  6,075,000
   0.0%, 1-15-2006 (B) .................     7,500      5,662,500
 Marcus Cable Operating Company,
   0.0%, 8-1-2004 (B) ..................    10,000      7,950,000
 Metrocall, Inc.,
   10.375%, 10-1-2007 ..................     4,250      3,400,000
 Microcell Telecommunications Inc., Units,
   0.0%, 6-1-2006 (B) ..................    14,500      7,105,000
 Multicanal S.A.:
   9.25%, 2-1-2002 (A) .................     3,500      3,491,250
   10.5%, 2-1-2007 (A) .................     2,000      2,000,000
 NEXTEL Communications, Inc.,
   0.0%, 8-15-2004 (B) .................     2,500      1,700,000
 RSL Communications, Ltd., Units,
   12.25%, 11-15-2006 (A)(E)............     3,500      3,508,750
 Rifkin Acquisition Partners, L.L.L.P.,
   11.125%, 1-15-2006 ..................     4,000      4,000,000
 Rogers Cantel Inc.,
   9.375%, 6-1-2008 ....................     4,000      4,040,000
 Rogers Communications Inc.,
   9.125%, 1-15-2006 ...................     7,500      7,237,500
 SFX Broadcasting, Inc.,
   10.75%, 5-15-2006 ...................     3,500      3,657,500
 Sprint Spectrum L.P.,
   0.0%, 8-15-2006 (B) .................     9,200      6,072,000
 Sullivan Broadcasting Company, Inc.,
   10.25%, 12-15-2005 ..................     1,000      1,005,000
 TV Azteca S.A. de C.V.:
   10.125%, 2-15-2004 (A) ..............     1,250      1,228,125
   10.5%, 2-15-2007 (A) ................     1,250      1,228,125
 Teleport Communications Group Inc.:
   9.875%, 7-1-2006 ....................     2,000      2,070,000
   0.0%, 7-1-2007 (B) ..................     9,000      6,030,000
 USA Mobile Communications, Inc. II,
   9.5%, 2-1-2004 ......................     2,000      1,720,000
 Vanguard Cellular Systems, Inc.,
   9.375%, 4-15-2006 ...................     4,500      4,432,500
 Videotron Plc,
   0.0%, 8-15-2005 (B) .................     4,250      3,357,500
 WinStar Communications, Inc.,
   0.0%, 10-15-2005 (A)(B) .............     3,500      3,486,875
 Wireless One, Inc., Units,
   0.0%, 8-1-2006 (B)(F) ...............     7,250      1,957,500
   Total ...............................              168,515,625

             See Notes to Schedule of Investments on pages    -   .

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Depository Institutions - 0.97%
 First Nationwide Holdings Inc.:
   9.125%, 1-15-2003 ...................   $ 5,750   $  5,750,000
   12.5%, 4-15-2003 ....................     3,500      3,815,000
   Total ...............................                9,565,000

Eating and Drinking Places - 0.36%
 Foodmaker, Inc.,
   9.25%, 3-1-99 .......................     3,500      3,535,000

Electric, Gas and Sanitary Services - 1.09%
 Allied Waste North America, Inc.,
   10.25%, 12-1-2006 (A) ...............     5,250      5,355,000
 El Paso Electric Company,
   9.4%, 5-1-2011 ......................     5,000      5,359,900
   Total ...............................               10,714,900

Electronic and Other Electric Equipment - 2.03%
 Advanced Micro Devices, Inc.,
   11.0%, 8-1-2003 .....................     4,500      4,860,000
 Communications & Power Industries, Inc.,
   12.0%, 8-1-2005 .....................     4,000      4,400,000
 Electronic Retailing Systems
   International, Inc., Units,
   0.0%, 2-1-2004 (A)(B)(G) ............     6,500      4,444,375
 Harman International Industries, Incorporated,
   12.0%, 8-1-2002 .....................     3,500      3,745,000
 Motors and Gears, Inc.,
   10.75%, 11-15-2006 (A) ..............     2,500      2,562,500
   Total ...............................               20,011,875

Engineering and Management Services - 0.57%
 DynCorp,
   9.5%, 3-1-2007 (A) ..................     2,000      1,960,000
 United International Holdings, Inc.,
   0.0%, 11-15-99 ......................     5,000      3,650,000
   Total ...............................                5,610,000




             See Notes to Schedule of Investments on pages    -   .

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Fabricated Metal Products - 2.48%
 American Safety Razor Company,
   9.875%, 8-1-2005 ....................   $ 1,000   $  1,030,000
 Mark IV Industries, Inc.,
   8.75%, 4-1-2003 .....................    11,000     10,945,000
 Nortek, Inc.:
   9.875%, 3-1-2004 ....................     7,000      6,895,000
   9.25%, 3-15-2007 (A) ................     2,000      1,970,000
 U.S. Can Corporation,
   10.125%, 10-15-2006 .................     3,500      3,640,000
   Total ...............................               24,480,000

Food and Kindred Products - 0.68%
 Coca-Cola FEMSA, S.A. de C.V.,
   8.95%, 11-1-2006 ....................     3,500      3,438,750
 Dr Pepper Bottling Holdings, Inc.,
   0.0%, 2-15-2003 (B) .................     3,500      3,290,000
   Total ...............................                6,728,750

Food Stores - 4.35%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ....................     5,000      4,887,500
 Bruno's Inc.,
   10.5%, 8-1-2005 .....................     8,500      8,627,500
 Dominick's Finer Foods, Inc.,
   10.875%, 5-1-2005 ...................     5,000      5,375,000
 Eagle Food Centers, Inc.,
   8.625%, 4-15-2000 ...................     4,000      3,920,000
 Jitney-Jungle Stores of America, Inc.,
   12.0%, 3-1-2006 .....................     4,000      4,220,000
 Kroger Co. (The),
   9.25%, 1-1-2005 .....................     3,000      3,187,500
 Ralphs Grocery Company,
   11.0%, 6-15-2005 ....................     7,500      7,725,000
 Smith's Food & Drug Centers, Inc.,
   11.25%, 5-15-2007 ...................     4,500      4,927,500
   Total ...............................               42,870,000

Furniture and Fixtures - 0.78%
 Lear Seating Corp.,
   8.25%, 2-1-2002 .....................     8,000      7,720,000

General Building Contractors - 0.38%
 NVR L.P.,
   11.0%, 4-15-2003 ....................     3,500      3,718,750

             See Notes to Schedule of Investments on pages    -   .

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Health Services - 5.13%
 Abbey Healthcare Group Incorporated,
   9.5%, 11-1-2002 .....................   $ 2,000   $  2,080,000
 Multicare Companies, Inc. (The),
   12.5%, 7-1-2002 .....................     5,398      5,910,810
 Quorum Health Group, Inc.:
   11.875%, 12-15-2002 .................     7,000      7,630,000
   8.75%, 11-1-2005 ....................     4,500      4,545,000
 Regency Health Services, Inc.,
   9.875%, 10-15-2002 ..................     3,000      3,030,000
 Sterling House Corporation, Convertible,
   6.75%, 6-30-2006 (A).................     2,000      1,417,500
 Tenet Healthcare Corporation:
   9.625%, 9-1-2002 ....................     7,500      7,875,000
   8.0%, 1-15-2005 .....................     4,500      4,376,250
   10.125%, 3-1-2005 ...................     6,000      6,420,000
   8.625%, 1-15-2007 ...................     7,500      7,312,500
   Total ...............................               50,597,060

Holding and Other Investment Offices - 1.56%
 Grupo Industrial Durango, S.A. de C.V.,
   12.625%, 8-1-2003 ...................     8,000      8,680,000
 LTC Properties, Inc., Convertible:
   8.5%, 1-1-2000 ......................     3,000      3,375,000
   8.5%, 1-1-2001 ......................     3,000      3,315,000
   Total ...............................               15,370,000

Hotels and Other Lodging Places - 4.20%
 Boyd Gaming Corporation,
   9.25%, 10-1-2003 ....................     3,500      3,220,000
 Casino America, Inc.,
   12.5%, 8-1-2003 .....................     8,250      7,920,000
 HMC Acquisition Properties, Inc.,
   9.0%, 12-15-2007 ....................     6,000      5,970,000
 Prime Hospitality Corp.:
   9.25%, 1-15-2006 ....................     4,000      4,070,000
   9.75%, 4-1-2007 (A) .................     2,500      2,506,250
 Showboat, Inc.,
   9.25%, 5-1-2008 .....................     9,000      8,910,000
 Station Casinos, Inc.,
   10.125%, 3-15-2006 ..................     4,500      4,320,000
 Sun International Hotels Limited,
   9.0%, 3-15-2007 (A) .................     2,000      1,890,000
 Wyndham Hotel Corporation,
   10.5%, 5-15-2006 ....................     2,500      2,662,500
   Total ...............................               41,468,750

             See Notes to Schedule of Investments on pages    -   .

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Industrial Machinery and Equipment - 3.31%
 American Standard Inc.:
   9.875%, 6-1-2001 ....................   $ 2,000   $  2,080,000
   0.0%, 6-1-2005 (B) ..................    12,250     11,637,500
   9.25%, 12-1-2016 ....................     2,000      2,050,000
 Bell & Howell Company:
   10.75%, 10-1-2002 ...................     5,000      5,200,000
   0.0%, 3-1-2005 (B) ..................     8,200      6,314,000
 Clark Material Handling Company,
   10.75%, 11-15-2006 ..................     3,250      3,396,250
 Walbro Corporation,
   9.875%, 7-15-2005 ...................     2,000      1,980,000
   Total ...............................               32,657,750

Instruments and Related Products - 1.32%
 Cole National Group, Inc.,
   9.875%, 12-31-2006...................     2,500      2,525,000
 InterCel, Inc., Units,
   0.0%, 2-1-2006 (B)(H) ...............        50      3,087,500
 Maxxim Medical, Inc.,
   10.5%, 8-1-2006 .....................     7,250      7,395,000
   Total ...............................               13,007,500

Lumber and Wood Products - 0.70%
 Triangle Pacific Corp.,
   10.5%, 8-1-2003 .....................     6,500      6,938,750

Miscellaneous Manufacturing Industries - 0.26%
 Pen-Tab Industries, Inc.,
   10.875%, 2-1-2007 (A) ...............     2,500      2,537,500

Miscellaneous Retail - 1.61%
 Eye Care Centers of America, Inc.,
   12.0%, 10-1-2003 ....................     3,500      3,806,250
 Michaels Stores, Inc.,
   10.875%, 6-15-2006 ..................     6,000      6,180,000
 Petroleum Heat and Power Co., Inc.,
   9.375%, 2-1-2006 ....................     3,000      2,895,000
 TravelCenters of America, Inc.,
   10.25%, 4-1-2007 (A) ................     3,000      2,992,500
   Total ...............................               15,873,750


             See Notes to Schedule of Investments on pages    -   .

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Motion Pictures - 1.20%
 MacAndrews & Forbes Group, Incorporated,
   13.0%, 3-1-99 .......................   $ 7,799   $  7,808,749
 Plitt Theatres, Inc.,
   10.875%, 6-15-2004 ..................     4,000      4,000,000
   Total ...............................               11,808,749

Nondepository Institutions - 0.98%
 GPA Delaware, Inc.,
   8.75%, 12-15-98 .....................     9,500      9,642,500

Oil and Gas Extraction - 2.10%
 Falcon Drilling, Inc.,
   9.75%, 1-15-2001 ....................     3,500      3,622,500
 Kelley Oil & Gas Corporation,
   10.375%, 10-15-2006 .................     3,500      3,605,000
 Lomak Petroleum, Inc.,
   8.75%, 1-15-2007 ....................     3,500      3,395,000
 Noble Drilling Corporation,
   9.25%, 10-1-2003 ....................     4,000      4,200,000
 Perez Companc S.A.,
   9.0%, 1-30-2004 (A) .................     2,500      2,478,125
 Vintage Petroleum, Inc.:
   9.0%, 12-15-2005 ....................     2,500      2,475,000
   8.625%, 2-1-2009 ....................     1,000        950,000
   Total ...............................               20,725,625

Paper and Allied Products - 3.03%
 Asia Pulp & Paper Company Ltd,
   11.75%, 10-1-2005 ...................     4,500      4,792,500
 Container Corporation of America,
   11.25%, 5-1-2004 ....................     3,500      3,780,000
 Fort Howard Corporation:
   9.25%, 3-15-2001 ....................     5,000      5,175,000
   9.0%, 2-1-2006 ......................     2,000      2,020,000
 Four M Corporation,
   12.0%, 6-1-2006 .....................     3,000      3,060,000
 Mail-Well Corporation,
   10.5%, 2-15-2004 ....................     3,500      3,657,500
 Radnor Holdings Corporation,
   10.0%, 12-1-2003 (A) ................     3,000      3,067,500
 Sweetheart Cup Company, Inc.,
   10.5%, 9-1-2003 .....................     4,250      4,335,000
   Total ...............................               29,887,500

             See Notes to Schedule of Investments on pages    -   .

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Personal Services - 0.38%
 Prime Succession Acquisition Corp.,
   10.75%, 8-15-2004 ...................   $ 3,500   $  3,771,250

Primary Metal Industries - 0.74%
 Commonwealth Aluminum Corporation,
   10.75%, 10-1-2006 ...................     3,000      3,090,000
 Essex Group, Inc.,
   10.0%, 5-1-2003 .....................     4,000      4,160,000
   Total ...............................                7,250,000

Printing and Publishing - 3.95%
 American Media Operations, Inc.,
   11.625%, 11-15-2004 .................     4,000      4,320,000
 Big Flower Press, Inc.,
   10.75%, 8-1-2003 ....................     4,333      4,533,401
 Jordan Industries, Inc.,
   10.375%, 8-1-2003 ...................    11,500     11,327,500
 K-III Communications Corporation,
   8.5%, 2-1-2006 ......................     5,000      4,850,000
 Viacom International, Inc.,
   8.0%, 7-7-2006 ......................    15,000     13,950,000
   Total ...............................               38,980,901

Real Estate - 0.31%
 Delco Remy International, Inc.,
   10.625%, 8-1-2006 (A) ...............     3,000      3,075,000

Rubber and Miscellaneous Plastics Products - 0.71%
 LDM Technologies, Inc.,
   10.75%, 1-15-2007 (A) ...............     2,500      2,487,500
 RBX Corporation,
   11.25%, 10-15-2005 ..................     5,500      4,565,000
   Total ...............................                7,052,500

Social Services - 0.29%
 KinderCare Learning Center, Inc.,
   9.5%, 2-15-2009 (A) .................     3,000      2,865,000

Stone, Clay and Glass Products - 2.17%
 Owens-Illinois, Inc.:
   10.0%, 8-1-2002 .....................     5,000      5,212,500
   11.0%, 12-1-2003 ....................     7,500      8,268,750
   9.75%, 8-15-2004 ....................     7,500      7,875,000
   Total ...............................               21,356,250

             See Notes to Schedule of Investments on pages    -   .

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Textile Mill Products - 2.06%
 Avondale Mills, Inc.,
   10.25%, 5-1-2006 ....................   $ 3,500   $  3,648,750
 Collins & Aikman Products Co.,
   11.5%, 4-15-2006 ....................    11,000     12,155,000
 Glenoit Corporation,
   11.0%, 4-15-2007 (A) ................     2,500      2,490,625
 Interface, Inc.,
   9.5%, 11-15-2005 ....................     2,000      1,990,000
   Total ...............................               20,284,375

Transportation Equipment - 1.49%
 Aetna Industries, Inc.,
   11.875%, 10-1-2006 ..................     3,500      3,710,000
 Greenwich Air Services, Inc.,
   10.5%, 6-1-2006 .....................     7,000      8,050,000
 Westinghouse Air Brake Company,
   9.375%, 6-15-2005 ...................     3,000      2,970,000
   Total ...............................               14,730,000

Trucking and Warehousing - 0.16%
 Iron Mountain Incorporated,
   10.125%, 10-1-2006 ..................     1,500      1,537,500

Wholesale Trade - Durable Goods - 3.15%
 E & S Holdings,
   10.375%, 10-1-2006 ..................     3,250      3,315,000
 Exide Corporation:
   0.0%, 12-15-2004 (B) ................     7,000      6,545,000
   10.0%, 4-15-2005 ....................     9,000      9,000,000
 General Medical Corporation:
   10.875%, 8-15-2003 ..................     7,000      7,796,250
   12.125%, 8-15-2005 ..................     4,022      4,403,628
   Total ...............................               31,059,878


             See Notes to Schedule of Investments on pages    -   .

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value
CORPORATE DEBT SECURITIES (Continued)
Wholesale Trade - Nondurable Goods - 1.61%
 Core-Mark International, Inc.,
   11.375%, 9-15-2003 ..................   $ 2,000   $  2,055,000
 Corporate Express, Inc.,
   9.125%, 3-15-2004 ...................     5,000      4,918,750
 LaRoche Industries Inc.,
   13.0%, 8-15-2004 ....................     2,000      2,160,000
 United Stationers Supply Co.,
   12.75%, 5-1-2005 ....................     6,000      6,780,000
   Total ...............................               15,913,750

TOTAL CORPORATE DEBT SECURITIES - 84.70%             $835,428,738
 (Cost: $817,652,189)

FOREIGN GOVERNMENT BOND - 0.26%
Argentina
 The Republic of Argentina,
   11.375%, 1-30-2017 ..................     2,500      2,618,750
   (Cost: $2,484,550)

SHORT-TERM SECURITIES
Auto Repair, Services and Parking - 0.70%
 Hertz Corp.,
   5.28%, 4-7-97 .........................     6,885    6,878,941

Communication - 1.05%
 Dominion Resources Inc.,
   5.55%, 5-6-97 .........................    10,450   10,393,614

Electric, Gas and Sanitary Services - 0.29%
 Pacificorp,
   5.33%, 4-8-97 .........................     2,880    2,877,015

Food and Kindred Products - 2.40%
 ConAgra, Inc.,
   5.65%, 4-25-97 ........................     4,745    4,727,127
 General Mills, Inc.,
   Master Note ...........................         3        3,000
 RJR Nabisco Inc.:
   5.7%, 4-4-97 ..........................     3,000    2,998,575
   5.75%, 4-21-97 .......................,     4,000    3,987,222
 Quaker Oats Co.,
   5.55%, 4-17-97 ........................    11,987   11,957,432
   Total..................................             23,673,356

Food Stores - 0.32%
 Albertson's Inc.,
   5.53%, 5-5-97 .........................     3,120    3,103,705

             See Notes to Schedule of Investments on pages    -   .

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
MARCH 31, 1997

                                         Principal
                                         Amount in
                                         Thousands          Value
SHORT-TERM SECURITIES (Continued)
Instruments and Related Products - 0.84%
 Baxter International Inc.,
   5.82%, 4-17-97 ........................    $8,350 $  8,328,401

Nondepository Institutions - 0.50%
 Island Finance Puerto Rico Inc.,
   5.55%, 4-10-97 ........................     4,965    4,958,111

Textile Mill Products - 0.04%
 Sara Lee Corporation,
   Master Note ...........................       360      360,000

Tobacco Products - 0.50%
 B.A.T. Capital Corp.,
   5.87%, 4-4-97 .........................     4,885    4,882,611

Transportation Equipment - 0.50%
 Echlin, Inc.,
   5.38%, 4-25-97 ........................     4,955    4,937,228

TOTAL SHORT-TERM SECURITIES - 7.14%                  $ 70,392,982
 (Cost: $70,392,982)

TOTAL INVESTMENT SECURITIES - 98.58%                 $972,384,841
 (Cost: $958,437,151)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.42%      14,002,040

NET ASSETS - 100.00%                                 $986,386,881

             See Notes to Schedule of Investments on pages    -   .

UNITED HIGH INCOME FUND, INC.
MARCH 31, 1997

Notes to Schedule of Investments
No income dividends were paid during the preceding 12 months.
(A)  As of March 31, 1997, the following restricted securities were owned:
                               Shares/
                               Principal
                   Acquisition  Amount                  Market
     Security         Date      in 000's    Cost        Value
     --------      ----------- --------------------------------
  Consolidated Hydro, Inc.,
     Preferred         6/15/96     3,000 1,412,143 $   190,950
  Consolidated Hydro, Inc.,
     Warrants          6/15/93     5,400  $127,817          $5
  Fitzgeralds Gaming
     Corporation,
     Warrants        3/8/94 to
                      12/15/95    17,500   541,065     175,000
  Heartland Wireless
     Communications,
     Inc., Warrants    4/20/95    12,000    74,000      12,000
  IntelCom Group Inc.,
     Warrants          12/8/95    20,625    80,225      87,656
  Intermedia Communications of
     Florida, Inc., Preferred     3/4/97    50,000   5,000,000   4,787,500
  Microcell Telecommunications
     Inc., Conditional Warrants  6/13/96    58,000           0   36,250
  Microcell Telecommunications
     Inc., Warrants    6/13/96    58,000   710,466     725,000
  Sinclair Capital,
     Preferred          3/5/97    35,000 3,500,000   3,430,000
  Allied Waste North America, Inc.,
     10.25%, 12-1-2006  11/25/96  $3,750 3,750,000   3,825,000
                      12/11/96     1,500 1,561,875   1,530,000
  Delco Remy International, Inc.,
     10.625%, 8-1-2006 7/26/96     3,000 3,000,000   3,075,000
  Diamond Cable Communications Plc,
     0.0%, 2-15-2007   2/21/97     6,000 3,566,880   3,240,000
  DynCorp,
     9.5%, 3-1-2007    3/11/97     2,000 1,989,680   1,960,000
  Electronic Retailing Systems
     International, Inc., Units,
     0.0%, 2-1-2004    1/21/97     6,500 4,412,395   4,444,375
  Esat Holdings Limited, Units,
     0.0%, 2-1-2007    1/20/97     3,000 1,632,330   1,687,500
  GFSI, Inc.,
     9.625%, 3-1-2007  2/20/97     1,000 1,000,000   1,007,500
  Glenoit Corporation,
     11.0%, 4-15-2007  3/26/97     2,500 2,495,225   2,490,625
  Globalstar, L.P., Units,
     11.375%, 2-15-20042/13/97     1,500 1,500,000   1,455,000
  KinderCare Learning Center, Inc.,
     9.5%, 2-15-2009   2/10/97     3,000 3,000,000   2,865,000
  LDM Technologies, Inc.,
     10.75%, 1-15-2007 1/23/97     2,500 2,587,500   2,487,500
  Motors and Gears, Inc.,
     10.75%, 11-15-2006 11/1/96    2,500 2,500,000   2,562,500
  Multicanal S.A.:
     9.25%, 2-1-2002   1/27/97     3,500 3,493,070   3,491,250
     10.5%, 2-1-2007   1/27/97     2,000 1,995,080   2,000,000
  Nortek, Inc.:
     9.25%, 3-15-2007  3/12/97     2,000 1,988,440   1,970,000
  Pen-Tab Industries, Inc.,
     10.875%, 2-1-2007 1/30/97     2,500 2,500,000   2,537,500
  Perez Companc S.A.,
     9.0%, 1-30-2004   1/23/97     2,500 2,500,000   2,478,125
  Prime Hospitality Corp.:
     9.75%, 4-1-2007   3/21/97     2,500 2,500,000   2,506,250
  RSL Communications Ltd., Units,
     12.25%, 11-15-20069/30/96     3,500 3,500,000   3,508,750
  Radnor Holdings Corporation,
     10.0%, 12-1-2003  12/2/96     3,000 3,000,000   3,067,500
  Safelite Glass Corp.,
     9.875%, 12-15-200612/13/96    1,500 1,500,000   1,500,000
                        1/6/97     1,500 1,543,125   1,500,000
  Sterling House Corporation, Convertible,
     6.75%, 6-30-2006  5/17/96     2,000 2,000,000   1,417,500
  Sun International Hotels Limited,
     9.0%, 3-15-2007    3/5/97     2,000 1,990,840   1,890,000
  TV Azteca S.A. de C.V.:
     10.125%, 2-15-20041/31/97     1,250 1,248,375   1,228,125
     10.5%, 2-15-2007  1/31/97     1,250 1,250,000   1,228,125
  TravelCenters of America, Inc.,
     10.25%, 4-1-2007  3/24/97     3,000 3,000,000   2,992,500
  WinStar Communications, Inc.,
     0.0%, 10-15-2005  3/13/97     3,500 3,500,000   3,486,875
                                        ----------------------
                                        $81,950,531$78,876,861
                                        ======================
     The total market value of restricted securities represents approximately 8.00% of the total net assets at March 31, 1997.

(B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(C) Each Unit consists of $1,000 principal amount of 12.5% senior deferred coupon notes due 2007 and one warrant to purchase 0.0447477 ordinary shares.
(D) Each Unit consists of $1,000 principal amount of 11.375% senior notes due 2004 and a warrant to purchase 2.0645 shares of common stock.
(E) Each Unit consists of $1,000 principal amount of 12.25% senior notes due 2006 and one warrant to purchase 1.815 shares of Class A common stock.
(F) Each Unit consists of $1,000 principal amount of 13.5% senior discount notes due 2006 and a warrant to purchase 2.274 shares of common stock.
(G) Each Unit consists of $1,000 principal amount of 13.25% senior discount notes due 2004 and a warrant to purchase 17.23 shares of common stock.
(H) Each Unit consists of 10 senior discount notes due 2-1-2006 and 32 warrants. Each warrant entitles the holder to purchase one share of common stock.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1997

Assets
 Investment securities -- at value
   (Notes 1 and 3) ............................... $  972,384,841
 Cash  ...........................................         41,780
 Receivables:
   Dividends and interest ........................     19,490,160
   Fund shares sold ..............................        808,524
 Prepaid insurance premium  ......................         55,669
                                                   --------------
    Total assets  ................................    992,780,974
                                                   --------------
Liabilities
 Payable for Fund shares redeemed  ...............      3,488,960
 Payable for investment securities purchased  ....      2,495,225
 Accrued service fee (Note 2)  ...................        264,415
 Accrued transfer agency and dividend
   disbursing (Note 2) ...........................         95,055
 Accrued management fee (Note 2)  ................         14,955
 Accrued accounting services fee (Note 2)  .......          8,333
 Other  ..........................................         27,150
                                                   --------------
    Total liabilities  ...........................      6,394,093
                                                   --------------
      Total net assets ........................... $  986,386,881
                                                   ==============
Net Assets
 $1.00 par value capital stock
   Capital stock ................................. $  106,604,126
   Additional paid-in capital ....................  1,217,516,557
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income      1,312,631
   Accumulated undistributed net realized
    loss on investment transactions  .............   (352,994,123)
   Net unrealized appreciation in value of
    investments  .................................     13,947,690
                                                   --------------
    Net assets applicable to outstanding
      units of capital ........................... $  986,386,881
                                                   ==============
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ..........................................          $9.25
 Class Y  ..........................................          $9.25
Capital shares outstanding
 Class A  ..........................................    106,267,624
 Class Y  ..........................................        336,502
Capital shares authorized ..........................    500,000,000


                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended MARCH 31, 1997

Investment Income
 Income (Note 1B):
   Interest and amortization ....................... $ 93,175,460
   Dividends .......................................      794,519
                                                     ------------
    Total income  ..................................   93,969,979
                                                     ------------
 Expenses (Note 2):
   Investment management fee .......................    5,445,319
   Service fee - Class A ...........................    1,376,047
   Transfer agency and dividend disbursing - Class A    1,250,442
   Legal fees ......................................      281,437
   Accounting services fee .........................       88,750
   Custodian fees ..................................       36,650
   Audit fees ......................................       30,624
   Shareholder servicing - Class Y .................        3,782
   Other ...........................................      187,116
                                                     ------------
    Total expenses  ................................    8,700,167
                                                     ------------
      Net investment income ........................   85,269,812
                                                     ------------
Realized and Unrealized Gain (Loss) on
 Investments (Notes 1 and 3)
 Realized net loss on securities  ..................   (7,676,583)
 Realized net loss on foreign
   currency transactions ...........................      (17,025)
                                                     ------------
   Realized net loss on investments ................   (7,693,608)

 Unrealized appreciation in value of
   investments during the period ...................   24,040,694
                                                     ------------
    Net gain on investments  .......................   16,347,086
                                                     ------------
      Net increase in net assets resulting
       from operations  ............................ $101,616,898
                                                     ============


                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                        For the fiscal year ended
                                               March 31,
                                    -----------------------------
                                          1997           1996
                                    -------------- --------------
Increase in Net Assets
 Operations:
   Net investment income ..........   $ 85,269,812   $ 84,967,787
   Realized net loss on
    investments ...................     (7,693,608)   (16,543,528)
   Unrealized appreciation ........     24,040,694      60,496,492
                                      ------------ --------------
    Net increase in net assets
      resulting from operations ...    101,616,898    128,920,751
                                      ------------ --------------
 Dividends to shareholders from
   net investment income (Note 1D):*
   Class A ........................    (84,491,972)   (85,921,769)
   Class Y ........................       (215,341)       (18,564)
                                      ------------ --------------
                                       (84,707,313)   (85,940,333)
                                      ------------ --------------
 Capital share transactions:
   Proceeds from sale of shares:
    Class A (7,938,016 and 7,953,459
      shares, respectively) .......     73,281,406     71,825,120
    Class Y (110,412 and 236,584
      shares, respectively) .......      1,032,687      2,181,529
   Proceeds from reinvestment
    of dividends:
    Class A (7,657,636 and
      7,892,778 shares, respectively)   70,375,216     71,060,893
    Class Y (23,378 and 2,040
      shares, respectively) .......        215,342         18,564
   Payments for shares redeemed:
    Class A (16,195,182 and 16,328,917
      shares, respectively) .......   (149,178,639)  (147,555,964)
    Class Y (33,578 and 2,334
      shares, respectively) .......       (313,944)       (21,268)
                                      ------------ --------------
    Net decrease in net assets
      resulting from capital share
      transactions ................     (4,587,932)    (2,491,126)
                                      ------------ --------------
      Total increase ..............     12,321,653     40,489,292
Net Assets
 Beginning of period  .............    974,065,228    933,575,936
                                      ------------ --------------
 End of period, including
   undistributed net investment
   income of $1,312,631 and
   $767,157, respectively .........   $986,386,881   $974,065,228
                                      ============ ==============
                 *See "Financial Highlights" on pages    -   .
                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                              For the fiscal year ended March 31,
                              -----------------------------------
                               1997   1996    1995   1994    1993
                             ------ ------  ------ ------  ------
Net asset value,
 beginning of period          $9.09  $8.70   $9.20  $9.21   $8.82
                              -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income ..........           0.80   0.79    0.80   0.80    0.83
 Net realized and
   unrealized gain
   (loss) on
   investments .....           0.16   0.40   (0.51) (0.01)   0.40
                              -----  -----   -----  -----   -----
Total from investment
 operations  .......           0.96   1.19    0.29   0.79    1.23
                              -----  -----   -----  -----   -----
Less dividends
 declared from net
 investment income .          (0.80) (0.80)  (0.79) (0.80)  (0.84)
                              -----  -----   -----  -----   -----
Net asset value,
 end of period  ....          $9.25  $9.09   $8.70  $9.20   $9.21
                              =====  =====   =====  =====   =====
Total return* ......          10.94% 14.16%   3.41%  8.69%  14.72%
Net assets, end
 of period (000
 omitted)  .........       $983,273$971,916$933,576$1,006,619$986,867
Ratio of expenses to
 average net assets            0.89%  0.85%   0.84%  0.78%   0.75%
Ratio of net investment
 income to average
 net assets  .......           8.68%  8.74%   9.07%  8.51%   9.28%
Portfolio turnover
 rate  .............          53.17% 41.67%  18.94% 54.80%  58.68%

  *Total return calculated without taking into account the sales load deducted on an initial purchase.

                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:


                    For the        For the
                     fiscal         period
                       year        from 1/4/96*
                      ended        through
                    3/31/97        3/31/96
                   --------        --------
Net asset value,
 beginning of period  $9.10          $9.19
                      -----          -----
Income from investment
 operations:
 Net investment
   income ..........   0.81           0.20
 Net realized and
   unrealized gain (loss)
   on investments...   0.15          (0.10)
                      -----          -----
Total from investment
 operations ........   0.96           0.10
                      -----          -----
Less dividends
 declared from net
 investment income .  (0.81)         (0.19)
                      -----          -----
Net asset value,
 end of period .....  $9.25          $9.10
                      =====          =====
Total return .......  11.07%          1.00%
Net assets, end of
 period (000
 omitted)  ......... $3,114         $2,149
Ratio of expenses
 to average net
 assets ............   0.77%          0.80%**
Ratio of net
 investment income
 to average net
 assets ............   8.78%          8.55%**
Portfolio
 turnover rate .....  53.17%         41.67%**

 *Commencement of operations.
 **Annualized.

                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1997

NOTE 1 -- Significant Accounting Policies

     United High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of current income, by investing primarily in a diversified portfolio of high-yield, high-risk fixed income securities, with a secondary objective of capital growth when consistent with the primary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotation system) which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums and post-1984 market discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards. At March 31, 1997, the Fund reclassified $85,622,904 between additional paid-in-capital and accumulated undistributed net realized gain on investment transactions. Also reclassified at March 31, 1997, was $1,463 between accumulated undistributed net investment income and accumulated undistributed net realized loss on investment transactions. Net investment income, net realized loss and net assets were not affected by this change. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .15% of net assets and
(ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $15.0 billion of combined net assets at March 31, 1997) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and
 .36% of that amount over $12 billion.  The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
          From $    0 to $   10           $      0
          From $   10 to $   25           $ 10,000
          From $   25 to $   50           $ 20,000
          From $   50 to $  100           $ 30,000
          From $  100 to $  200           $ 40,000
          From $  200 to $  350           $ 50,000
          From $  350 to $  550           $ 60,000
          From $  550 to $  750           $ 70,000
          From $  750 to $1,000           $ 85,000
               $1,000 and Over            $100,000

     For Class A shares, the Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month ($1.0208 per account prior to April 1, 1996), plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $2,037,706, out of which W&R paid sales commissions of $1,160,906 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.
     Under a Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a fee to W&R in an amount not to exceed .25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $38,571, which are included in other expenses.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $484,993,911 while proceeds from maturities and sales aggregated $515,654,568. Purchases of short-term securities aggregated $902,532,071 while proceeds from maturities and sales of short-term securities aggregated $879,861,405. Proceeds from the maturities and sales of U.S. Government securities aggregated $15,464,063. There were no purchases of U.S. Government securities during the period.

     For Federal income tax purposes, cost of investments owned at March 31, 1997 was $957,670,377, resulting in net unrealized appreciation of $14,714,464, of which $31,477,843 related to appreciated securities and $16,763,379 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized net capital losses of $7,420,773 during its fiscal year ended March 31, 1996. Capital loss carryforwards aggregated $353,505,086 at March 31, 1997 and are available to offset future realized capital gain net income for Federal income tax purposes as follows: $21,585,257 through March 31, 1998; $171,670,170 through March 31,
1999; $114,024,403 through March 31, 2000; $17,962,753 through March 31, 2003;
$20,841,730 through March 31, 2004; and $7,420,773 through March 31, 2005.

NOTE 5 -- Multiclass Operations

     On July 31, 1995, the Fund was authorized to offer investors a choice of two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Service Plan and have a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United High Income Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United High Income Fund, Inc. (the ``Fund'') as of March 31, 1997, the related statements of operations and changes in net assets for the year then ended, and the financial
highlights for the year then ended.   These financial statements  and the
financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements
and  the  financial  highlights  based  on  our  audit.    The  financial
statements and the financial highlights of the Fund for each of the periods presented in the four-year period ended March 31, 1996 were audited by other auditors whose report, dated May 10, 1996, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1997 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the United High Income Fund, Inc. as of March 31, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Kansas City, Missouri
May 9, 1997

INCOME TAX INFORMATION

The amounts of the dividends below, multiplied by the number of shares owned by you on the record dates, will give you the total amounts to be reported in your Federal income tax return for the years in which the dividends were received or reinvested.


                       PER-SHARE AMOUNTS REPORTABLE AS:
                  -----------------------------------------------
                  For Individuals        For Corporations
                  ----------------- -----------------------------
Record           Ordinary Long-Term                Non- Long-Term
 Date     Total  IncomeCapital GainQualifyingQualifyingCapital Gain
--------- -----  ---------------------------------------------------
                                    Class A
04-12-96 $0.064   $0.0640      $---   $0.0005   $0.0635      $---
05-17-96  0.064     .0640       ---     .0005     .0635       ---
06-14-96  0.065     .0650       ---     .0005     .0645       ---
07-12-96  0.065     .0650       ---     .0005     .0645       ---
08-16-96  0.065     .0650       ---     .0005     .0645       ---
09-13-96  0.065     .0650       ---     .0005     .0645       ---
10-11-96  0.066     .0660       ---     .0006     .0654       ---
11-15-96  0.066     .0660       ---     .0006     .0654       ---
12-13-96  0.079     .0790       ---     .0007     .0783       ---
01-17-97  0.066     .0660       ---     .0008     .0652       ---
02-14-97  0.066     .0660       ---     .0008     .0652       ---
03-14-97  0.066     .0660       ---     .0008     .0652       ---
        -------   -------   -------   -------   -------   -------
Total    $0.797   $0.7970      $---   $0.0073   $0.7897      $---
        =======   =======   =======   =======   =======   =======

                                    Class Y
04-12-96 $0.065   $0.0650      $---   $0.0005   $0.0645      $---
05-17-96  0.065     .0650       ---     .0005     .0645       ---
06-14-96  0.066     .0660       ---     .0006     .0654       ---
07-12-96  0.066     .0660       ---     .0006     .0654       ---
08-16-96  0.066     .0660       ---     .0006     .0654       ---
09-13-96  0.066     .0660       ---     .0006     .0654       ---
10-11-96  0.067     .0670       ---     .0006     .0664       ---
11-15-96  0.067     .0670       ---     .0006     .0664       ---
12-13-96  0.080     .0800       ---     .0007     .0793       ---
01-17-97  0.067     .0670       ---     .0008     .0662       ---
02-14-97  0.066     .0660       ---     .0008     .0652       ---
03-14-97  0.067     .0670       ---     .0008     .0662       ---
        -------   -------   -------   -------   -------   -------
Total    $0.808   $0.8080      $---   $0.0077   $0.8003      $---
        =======   =======   =======   =======   =======   =======

CORPORATION DEDUCTIONS -- Under Federal tax law, the amounts reportable as Qualifying Dividends are eligible for the dividends received deduction in the year received as provided by Section 243 of the Internal Revenue Code.

The tax status of dividends paid will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

Shareholders are advised to consult with their tax adviser concerning the tax treatment of dividends and distributions from the Fund.

DIRECTORS

Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
Dodds I. Buchanan, Boulder, Colorado
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
William L. Rogers, Los Angeles, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona


OFFICERS

Keith A. Tucker, President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Sharon K. Pappas, Vice President and Secretary
Louise D. Rieke, Vice President
Carl E. Sturgeon, Vice President





This report is submitted for the general information of the shareholders of United High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United High Income Fund, Inc. current prospectus.





To all IRA Planholders:
As required by law, income tax will automatically be withheld from any distribution or withdrawal from an IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The United Group of Mutual Funds

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.

















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

NUR1009A(3-97)

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